UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-05324

ELFUN DIVERSIFIED FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 09/30/13

Item 1.	Schedule of Investments

Elfun Diversified Fund

Schedule of Investments—September 30, 2013 (Unaudited)

Domestic Equity—34.9%†	Number of Shares	Fair Value
Common Stock—34.9%
Advertising—0.3%
Omnicom Group Inc.	4,827	$306,225
The Interpublic Group of Companies Inc.	17,140	294,465
		600,690
Aerospace & Defense—0.7%
Honeywell International Inc.	12,957	1,075,949
The Boeing Co.	3,834	450,495
		1,526,444
Agricultural Products—0.2%
Archer-Daniels-Midland Co.	14,924	549,800
Air Freight & Logistics—0.5%
United Parcel Service Inc.	11,321	1,034,400
Application Software—0.3%
Intuit Inc.	10,101	669,797
Asset Management & Custody Banks—1.1%
Ameriprise Financial Inc.	9,496	864,896
Invesco Ltd.	22,884	729,999
State Street Corp.	13,400	881,050	(a)
		2,475,945
Auto Parts & Equipment—0.2%
TRW Automotive Holdings Corp.	6,089	434,207	(b)
Automobile Manufacturers—0.4%
Ford Motor Co.	47,828	806,858
Automotive Retail—0.2%
AutoZone Inc.	1,244	525,876	(b)
Biotechnology—1.2%
Alexion Pharmaceuticals Inc.	2,575	299,112	(b)
Amgen Inc.	10,028	1,122,534
Gilead Sciences Inc.	21,646	1,360,235	(b)
		2,781,881
Broadcasting—0.4%
CBS Corp.	4,511	248,827
Discovery Communications Inc.	8,763	684,565	(b)
		933,392
Cable & Satellite—1.2%
Comcast Corp.	18,042	814,596	(††)
Comcast Corp.	17,317	751,038	(††)
Liberty Global PLC	13,915	1,049,609	(b)
		2,615,243
Casinos & Gaming—0.3%
Las Vegas Sands Corp.	9,277	616,178
Commodity Chemicals—0.5%
LyondellBasell Industries N.V.	14,274	1,045,285
Communications Equipment—2.0%
Cisco Systems Inc.	76,953	1,802,240
Qualcomm Inc.	39,406	2,654,388
		4,456,628
Computer Hardware—1.0%
Apple Inc.	4,409	2,101,991	(c)
Hewlett-Packard Co.	13,519	283,628
		2,385,619

Computer Storage & Peripherals—0.8%
EMC Corp.	72,361	1,849,547
Construction & Farm Machinery—0.4%
Cummins Inc.	2,030	269,726
Deere & Co.	7,440	605,542
		875,268
Consumer Finance—0.3%
American Express Co.	8,026	606,124
Data Processing & Outsourced Services—0.6%
Paychex Inc.	14,149	575,015
Visa Inc.	4,638	886,322
		1,461,337
Department Stores—0.1%
Macy’s Inc.	6,766	292,765
Distributors—0.1%
Genuine Parts Co.	2,474	200,122
Diversified Chemicals—0.1%
PPG Industries Inc.	1,456	243,239
Diversified Financial Services—1.5%
Citigroup Inc.	19,860	963,409
JPMorgan Chase & Co.	21,795	1,126,583
Wells Fargo & Co.	32,349	1,336,661
		3,426,653
Drug Retail—0.3%
CVS Caremark Corp.	11,864	673,282
Electric Utilities—0.3%
NextEra Energy Inc.	4,060	325,450
The Southern Co.	6,022	247,986
		573,436
Electrical Components & Equipment—0.3%
Eaton Corp. PLC	9,364	644,618
Fertilizers & Agricultural Chemicals—0.5%
Monsanto Co.	10,822	1,129,492
General Merchandise Stores—0.1%
Dollar General Corp.	5,685	320,975	(b)
Healthcare Distributors—0.2%
Cardinal Health Inc.	10,375	541,056
Healthcare Equipment—0.7%
Covidien PLC	21,741	1,324,896
Medtronic Inc.	3,247	172,903
Stryker Corp.	1,354	91,517
		1,589,316
Healthcare Services—0.6%
Express Scripts Holding Co.	23,354	1,442,810	(b)
Healthcare Supplies—0.2%
DENTSPLY International Inc.	11,854	514,582
Home Building—0.0% *
MDC Holdings Inc.	229	6,872
Home Improvement Retail—0.8%
Lowe’s Companies Inc.	34,069	1,622,025
The Home Depot Inc.	3,994	302,945
		1,924,970
Household Products—0.4%
Energizer Holdings Inc.	1,805	164,526
Kimberly-Clark Corp.	3,202	301,692
The Clorox Co.	4,271	349,026
		815,244

Independent Power Producers & Energy Traders—0.3%
AES Corp.	18,042	239,778
Calpine Corp.	13,983	271,690	(b)
NRG Energy Inc.	6,090	166,440
		677,908
Industrial Gases—0.1%
Praxair Inc.	2,151	258,572
Industrial Machinery—0.5%
Dover Corp.	12,822	1,151,800
Integrated Oil & Gas—1.3%
Chevron Corp.	11,989	1,456,664
Exxon Mobil Corp.	1,579	135,857
Hess Corp.	6,316	488,479
Occidental Petroleum Corp.	9,943	930,068
		3,011,068
Integrated Telecommunication Services—0.5%
AT&T Inc.	11,675	394,849
Verizon Communications Inc.	14,355	669,804
		1,064,653
Internet Retail—0.2%
Amazon.com Inc.	1,443	451,140	(b)
Internet Software & Services—1.0%
eBay Inc.	18,554	1,035,128	(b)
Google Inc.	1,423	1,246,420	(b)
		2,281,548
Investment Banking & Brokerage—0.4%
The Charles Schwab Corp.	12,884	272,368
The Goldman Sachs Group Inc.	3,917	619,708
		892,076
IT Consulting & Other Services—0.4%
International Business Machines Corp.	4,334	802,570	(c)
Life & Health Insurance—0.3%
MetLife Inc.	4,301	201,932
Prudential Financial Inc.	6,979	544,222
		746,154
Life Sciences Tools & Services—0.1%
PerkinElmer Inc.	6,495	245,186
Managed Healthcare—0.4%
UnitedHealth Group Inc.	13,763	985,569
Movies & Entertainment—0.4%
Time Warner Inc.	14,911	981,293
Multi-Line Insurance—0.5%
American International Group Inc.	14,794	719,432
Hartford Financial Services Group Inc.	10,292	320,287
		1,039,719
Multi-Utilities—0.1%
Dominion Resources Inc.	5,223	326,333
Oil & Gas Equipment & Services—1.3%
Cameron International Corp.	2,166	126,429	(b)
Halliburton Co.	13,982	673,233
Schlumberger Ltd.	25,143	2,221,636
		3,021,298
Oil & Gas Exploration & Production—0.7%
Anadarko Petroleum Corp.	8,402	781,302
Marathon Oil Corp.	22,076	770,011
		1,551,313

Packaged Foods & Meats—0.3%
Kraft Foods Group Inc.	2,612	136,973
Mondelez International Inc.	18,651	586,015
		722,988
Pharmaceuticals—2.1%
Actavis Inc.	902	129,888	(b)
Bristol-Myers Squibb Co.	5,530	255,928
Johnson & Johnson	20,214	1,752,352
Merck & Company Inc.	21,579	1,027,376
Pfizer Inc.	56,719	1,628,403
		4,793,947
Property & Casualty Insurance—0.4%
ACE Ltd.	9,062	847,841
Railroads—0.4%
CSX Corp.	33,379	859,175
Union Pacific Corp.	461	71,612
		930,787
Regional Banks—0.2%
Regions Financial Corp.	54,127	501,216
Research & Consulting Services—0.0% *
Nielsen Holdings N.V.	2,525	92,036
Restaurants—0.1%
McDonald’s Corp.	2,821	271,409
Retail REITs—0.1%
Simon Property Group Inc.	1,410	209,004
Semiconductor Equipment—0.1%
Applied Materials Inc.	12,180	213,637
Semiconductors—0.4%
Analog Devices Inc.	5,593	263,151
Intel Corp.	11,368	260,555
Microchip Technology Inc.	7,067	284,729
Texas Instruments Inc.	3,994	160,838
		969,273
Soft Drinks—1.2%
Coca-Cola Enterprises Inc.	14,615	587,669
PepsiCo Inc.	27,141	2,157,710
		2,745,379
Specialized Finance—0.7%
CME Group Inc.	19,555	1,444,724
McGraw Hill Financial Inc.	2,575	168,894
		1,613,618
Specialized REITs—0.5%
American Tower Corp.	10,791	799,937
HCP Inc.	3,842	157,330
Rayonier Inc.	2,744	152,703
		1,109,970
Specialty Stores—0.4%
Dick’s Sporting Goods Inc.	15,977	852,852
Systems Software—0.4%
Microsoft Corp.	11,502	383,132
Oracle Corp.	18,814	624,060
		1,007,192
Tobacco—0.2%
Altria Group Inc.	3,841	131,939
Philip Morris International Inc.	4,253	368,267
		500,206

Water Utilities—0.1%
American Water Works Company Inc.	3,354	138,453

Total Common Stock (Cost $62,910,866)		79,597,959

Preferred Stock—0.0% *
Diversified Financial Services—0.0% *
Wells Fargo & Co.	3,647	87,054

Total Preferred Stocks (Cost $91,175)		87,054

Total Domestic Equity (Cost $63,002,041)		79,685,013

Foreign Equity—21.4%
Common Stock—21.0%
Advertising—0.2%
WPP PLC	25,563	525,738
Aerospace & Defense—0.7%
European Aeronautic Defence and Space Company N.V.	5,825	371,345
Safran S.A.	21,308	1,313,393
		1,684,738
Airlines—0.2%
International Consolidated Airlines Group S.A.	71,191	390,015	(b)
Apparel Retail—0.2%
Fast Retailing Company Ltd.	1,114	418,353
Apparel, Accessories & Luxury Goods—0.6%
Luxottica Group S.p.A.	10,873	578,721
LVMH Moet Hennessy Louis Vuitton S.A.	2,002	394,577
The Swatch Group AG	546	351,421
		1,324,719
Application Software—0.3%
SAP AG	10,656	788,588
Automobile Manufacturers—0.8%
Mazda Motor Corp.	52,000	231,582	(b)
Toyota Motor Corp.	23,130	1,477,963
		1,709,545
Biotechnology—0.2%
CSL Ltd.	7,395	442,540
Brewers—0.2%
Anheuser-Busch InBev N.V.	4,412	439,442
Building Products—0.2%
Assa Abloy AB	12,074	554,534
Coal & Consumable Fuels—0.1%
Cameco Corp.	7,288	131,736
Communications Equipment—0.4%
Telefonaktiebolaget LM Ericsson	62,065	826,168
Construction & Engineering—0.1%
JGC Corp.	8,998	324,616
Construction & Farm Machinery—0.2%
Kubota Corp.	32,000	462,104
Construction Materials—0.3%
HeidelbergCement AG	8,785	677,953
Distillers & Vintners—0.5%
Diageo PLC	28,504	907,031
Diageo PLC ADR	1,874	238,148
		1,145,179

Diversified Capital Markets—0.2%
Deutsche Bank AG	9,642	442,981
Diversified Financial Services—2.6%
Barclays PLC	168,819	725,838
BNP Paribas S.A.	15,563	1,053,343
HSBC Holdings PLC	99,837	1,082,259
ICICI Bank Ltd.	16,327	229,733
ING Groep N.V.	60,364	682,375	(b)
Intesa Sanpaolo S.p.A.	117,653	242,873
Mitsubishi UFJ Financial Group Inc.	122,700	784,030
Standard Chartered PLC	24,253	581,667
Sumitomo Mitsui Financial Group Inc.	10,600	512,581
		5,894,699
Diversified Metals & Mining—0.4%
BHP Billiton PLC	19,869	585,600
Rio Tinto PLC	6,499	318,155
		903,755
Diversified Real Estate Activities—0.6%
Mitsubishi Estate Company Ltd.	21,000	619,781
Mitsui Fudosan Company Ltd.	21,661	727,368
		1,347,149
Diversified Support Services—0.2%
Aggreko PLC	8,511	221,075
Brambles Ltd.	18,250	155,459
		376,534
Electric Utilities—0.0% *
Power Grid Corporation of India Ltd.	63,820	100,565
Electrical Components & Equipment—0.5%
Murata Manufacturing Company Ltd.	7,400	564,851
Schneider Electric S.A.	5,803	491,031
		1,055,882
Electronic Equipment & Instruments—0.2%
Hexagon AB	13,101	395,288
Fertilizers & Agricultural Chemicals—0.3%
Syngenta AG	1,412	576,824
Healthcare Services—0.2%
Fresenius SE & Company KGaA	3,441	427,689
Healthcare Supplies—0.2%
Essilor International S.A.	4,298	462,530
Heavy Electrical Equipment—0.1%
ABB Ltd.	6,803	160,925	(b)
Home Building—0.1%
Persimmon PLC	11,095	195,124	(b)
Home Improvement Retail—0.1%
Kingfisher PLC	53,498	334,323
Household Products—0.6%
Svenska Cellulosa AB	15,691	395,750
Unicharm Corp.	17,000	992,713
		1,388,463
Human Resource & Employment Services—0.2%
Capita PLC	26,973	435,053
Industrial Gases—0.5%
Linde AG	5,215	1,033,480
Industrial Machinery—0.6%
Alfa Laval AB	4,894	118,176
FANUC Corp.	3,600	594,711
Mitsubishi Heavy Industries Ltd.	40,000	229,503
Vallourec S.A.	7,107	425,895
		1,368,285

Integrated Oil & Gas—0.7%
Cenovus Energy Inc.	6,117	182,933
Royal Dutch Shell PLC	20,847	688,696
Royal Dutch Shell PLC ADR	4,301	282,490
Total S.A.	8,999	522,525
		1,676,644
Internet Retail—0.3%
Rakuten Inc.	49,700	752,148
Internet Software & Services—0.8%
Baidu Inc. ADR	11,818	1,833,917	(b)
IT Consulting & Other Services—0.1%
Cap Gemini S.A.	3,953	235,283
Life & Health Insurance—0.8%
AIA Group Ltd.	231,650	1,088,779
Prudential PLC	35,212	656,326
		1,745,105
Multi-Line Insurance—0.2%
AXA S.A.	23,105	535,603
Multi-Utilities—0.2%
National Grid PLC	35,168	416,027
Oil & Gas Equipment & Services—0.5%
Subsea 7 S.A.	32,173	668,683
Technip S.A.	4,235	497,542
		1,166,225
Packaged Foods & Meats—0.4%
Nestle S.A.	14,238	995,912
Pharmaceuticals—1.9%
Astellas Pharma Inc.	9,800	499,363
Bayer AG	5,001	590,039
GlaxoSmithKline PLC	35,627	898,589
GlaxoSmithKline PLC ADR	11,035	553,626
Novartis AG ADR	3,533	271,016
Roche Holding AG	4,145	1,118,016
Sanofi	4,465	453,123
		4,383,772
Property & Casualty Insurance—0.4%
Tokio Marine Holdings Inc.	26,900	878,619
Railroads—0.1%
East Japan Railway Co.	3,800	326,848
Regional Banks—0.0%
The Bank of Yokohama Ltd.	6,600	37,733
Research & Consulting Services—0.2%
Experian PLC	19,593	373,449
Semiconductors—0.5%
Samsung Electronics Company Ltd.	417	530,429
Taiwan Semiconductor Manufacturing Company Ltd.	189,484	644,068
Taiwan Semiconductor Manufacturing Company Ltd. ADR	775	13,144
		1,187,641
Tires & Rubber—0.3%
Bridgestone Corp.	16,101	586,610
Wireless Telecommunication Services—0.8%
Softbank Corp.	15,600	1,079,480
Vodafone Group PLC	233,914	818,209
		1,897,689
Total Common Stock (Cost $39,515,245)		47,774,742

Preferred Stock—0.4%
Automobile Manufacturers—0.4%
Volkswagen AG	3,680	868,015

Total Preferred Stocks (Cost $727,463)		868,015

Rights—0.0% *
Diversified Financial Services—0.0% *
Barclays PLC	42,204	55,189	(b)
Total Rights (Cost $0)		55,189

Total Foreign Equity (Cost $40,242,708)		48,697,946

Bonds and Notes—30.2%		Principal Amount	Fair Value
U.S. Treasuries—4.3%
U.S. Treasury Bonds
3.63%	08/15/43	$2,007,300	$1,984,092	(c)
4.50%	02/15/36	4,271,300	4,936,021	(c)
U.S. Treasury Notes
0.38%	08/31/15	49,000	49,057
1.50%	08/31/18	1,828,200	1,840,341
1.75%	05/15/23	881,200	816,556
2.50%	08/15/23	181,400	179,558
			9,805,625
Agency Mortgage Backed—9.5%
Federal Home Loan Mortgage Corp.
2.38%	01/13/22	394,000	383,479
4.50%	06/01/33 - 02/01/35	7,981	8,515	(c)
5.00%	07/01/35 - 06/01/41	339,838	371,193	(c)
5.50%	05/01/20 - 04/01/39	114,647	124,253	(c)
6.00%	04/01/17 - 11/01/37	267,075	293,782	(c)
6.50%	11/01/28 - 07/01/29	9,381	10,394	(c)
7.00%	10/01/16 - 08/01/36	37,315	42,519	(c)
7.50%	09/01/33	1,300	1,403	(c)
8.00%	07/01/26 - 11/01/30	5,088	5,882	(c)
8.50%	04/01/30	9,110	10,969	(c)
Federal National Mortgage Assoc.
2.35%	04/01/37	570	593	(d)
3.00%	01/01/43 - 06/01/43	2,903,955	2,839,632
3.50%	11/01/42 - 06/01/43	2,883,121	2,938,367
4.00%	05/01/19 - 03/01/41	318,831	334,693	(c)
4.00%	01/01/41	247,283	259,539
4.50%	05/01/18 - 01/01/41	656,555	701,602	(c)
4.50%	10/01/39 - 04/01/41	1,376,723	1,471,633
5.00%	07/01/20 - 06/01/41	568,570	624,454	(c)
5.00%	03/01/39 - 05/01/39	71,299	77,635
5.50%	04/01/14 - 08/01/35	110,815	120,447	(c)
5.50%	11/01/35 - 01/01/39	450,835	491,215
6.00%	02/01/14 - 08/01/35	324,915	359,649	(c)
6.50%	12/01/14 - 08/01/36	67,896	74,828	(c)
7.00%	01/01/16 - 12/01/33	5,684	6,107	(c)
7.50%	05/01/15 - 12/01/33	13,565	14,857	(c)
8.00%	11/01/14 - 01/01/33	18,029	20,369	(c)
9.00%	12/01/17 - 12/01/22	4,969	5,527	(c)
3.00%	TBA	734,000	717,026	(e)
4.00%	TBA	835,000	875,837	(e)
4.50%	TBA	994,000	1,061,052	(e)
5.00%	TBA	875,000	948,828	(e)
6.00%	TBA	1,650,000	1,804,687	(e)
6.50%	TBA	490,000	542,905	(e)
Government National Mortgage Assoc.
3.00%	06/20/43	292,695	289,734
3.50%	05/20/43	732,839	757,173
4.00%	01/20/41 - 04/20/43	992,324	1,053,656
4.50%	08/15/33 - 03/20/41	258,335	279,310	(c)
4.50%	05/20/40	247,431	267,859
5.00%	08/15/33	18,946	20,791	(c)
6.00%	07/15/33 - 09/15/36	18,084	20,233	(c)
6.50%	04/15/28 - 07/15/36	23,935	26,943	(c)
7.00%	04/15/28 - 10/15/36	14,342	16,301	(c)
7.50%	07/15/23 - 04/15/28	17,098	17,636	(c)

8.00%	05/15/30	523	604	(c)
8.50%	10/15/17	8,703	9,230	(c)
9.00%	11/15/16 - 12/15/21	9,900	10,692	(c)
3.00%	TBA	1,100,000	1,084,359	(e)
5.00%	TBA	102,000	110,813	(e)
5.50%	TBA	50,000	54,742	(e)
			21,563,947
Agency Collateralized Mortgage Obligations—0.2%
Collateralized Mortgage Obligation Trust
0.10%	11/01/18	606	605	(c,f,n)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	266,983	2,450	(c,d,g)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 10/15/42	928,499	131,941	(g)
4.50%	02/15/18 - 03/15/18	17,299	681	(c,g)
5.00%	05/15/18 - 10/15/18	15,813	635	(c,g)
5.50%	06/15/33	19,141	2,786	(c,g)
6.42%	08/15/25	148,148	21,745	(d,g)
7.50%	07/15/27	13,727	2,537	(c,g)
8.00%	04/15/20	320	347	(c)
Federal Home Loan Mortgage Corp. STRIPS
2.22%	08/01/27	601	551	(c,f,n)
8.00%	02/01/23 - 07/01/24	2,467	477	(c,g)
Federal National Mortgage Assoc. REMIC
1.05%	12/25/22	974	947	(c,f,n)
1.23%	12/25/42	62,454	2,957	(c,d,g)
2.50%	05/25/43	4,013	3,970
3.50%	08/25/42 - 09/25/42	647,992	99,586	(g)
4.00%	03/25/43	412,671	71,187	(g)
5.00%	10/25/22	547	1	(c,g)
5.00%	02/25/32 - 09/25/40	239,432	24,439	(g)
5.82%	07/25/38	52,822	6,572	(d,g)
7.32%	05/25/18	129,224	12,020	(c,d,g)
8.00%	05/25/22	3	71	(c,g)
Federal National Mortgage Assoc. STRIPS
4.50%	08/01/35 - 01/01/36	53,495	8,274	(g)
5.00%	03/25/38 - 05/25/38	33,144	5,040	(g)
5.50%	12/01/33	8,962	1,530	(g)
6.00%	01/01/35	24,460	4,305	(g)
7.50%	11/01/23	24,949	3,755	(c,g)
8.00%	08/01/23 - 07/01/24	4,991	917	(c,g)
8.50%	03/01/17 - 07/25/22	1,731	221	(c,g)
9.00%	05/25/22	936	187	(c,g)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	364,853	43,980	(g)
5.00%	12/20/35 - 09/20/38	236,473	22,141	(g)
			476,855
Asset Backed—0.0% *
Ford Credit Auto Lease Trust 2013-A
1.28%	06/15/16	30,000	29,723
Corporate Notes—13.3%
AAR Corp.
7.25%	01/15/22	75,000	78,187	(h)
ABB Finance USA Inc.
1.63%	05/08/17	76,000	76,093
AbbVie Inc.
1.75%	11/06/17	68,000	67,442
2.00%	11/06/18	99,000	97,207
2.90%	11/06/22	88,000	82,298

Actavis Inc.
3.25%	10/01/22	110,000	103,126
AES Corp.
8.00%	10/15/17	6,000	6,900	(c)
AES Panama S.A.
6.35%	12/21/16	43,000	44,731	(c,h)
Agilent Technologies Inc.
5.50%	09/14/15	58,000	62,874	(c)
Agrium Inc.
3.50%	06/01/23	181,000	170,916	(c)
4.90%	06/01/43	122,000	110,652	(c)
Altria Group Inc.
2.95%	05/02/23	39,000	35,570	(c)
4.50%	05/02/43	39,000	33,730	(c)
Amazon.com Inc.
1.20%	11/29/17	68,000	66,428	(c)
2.50%	11/29/22	78,000	71,086	(c)
America Movil SAB de C.V.
2.38%	09/08/16	200,000	203,360	(c)
American Axle & Manufacturing Inc.
6.25%	03/15/21	52,000	53,560
7.75%	11/15/19	15,000	16,725
American Express Co.
2.65%	12/02/22	72,000	66,129
American International Group Inc.
3.38%	08/15/20	94,000	94,057
4.88%	06/01/22	38,000	40,765	(c)
American Seafoods Group LLC
10.75%	05/15/16	125,000	130,000	(h)
American Tower Corp. (REIT)
3.40%	02/15/19	94,000	92,909
3.50%	01/31/23	37,000	32,479	(c)
American Tower Trust I (REIT)
1.55%	03/15/43	117,000	114,076	(c,h)
Amsted Industries Inc.
8.13%	03/15/18	38,000	40,280	(c,h)
Anadarko Petroleum Corp.
6.20%	03/15/40	131,000	146,820
Anheuser-Busch InBev Finance Inc.
2.63%	01/17/23	41,000	38,183	(c)
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	166,000	153,569	(c)
5.38%	11/15/14	43,000	45,324	(c)
Archer-Daniels-Midland Co.
4.02%	04/16/43	49,000	43,094
Arizona Public Service Co.
6.25%	08/01/16	59,000	66,951	(c)
Ascension Health
4.85%	11/15/53	65,000	63,968
Ashland Inc.
3.00%	03/15/16	74,000	74,925
3.88%	04/15/18	71,000	70,113
AT&T Inc.
0.88%	02/13/15	70,000	70,171	(c)
4.35%	06/15/45	144,000	118,864
Atlas Pipeline Finance Corp.
4.75%	11/15/21	30,000	27,113	(c,h)

Autodesk Inc.
1.95%	12/15/17	80,000	78,413	(c)
Banco do Nordeste do Brasil S.A.
3.63%	11/09/15	100,000	101,500	(c,h)
Banco Mercantil del Norte S.A.
6.86%	10/13/21	100,000	103,769	(c,d,h)
Bank of America Corp.
2.00%	01/11/18	268,000	263,565	(c)
3.30%	01/11/23	127,000	118,969	(c)
3.88%	03/22/17	77,000	81,897	(c)
4.10%	07/24/23	129,000	128,198
Barclays Bank PLC
2.25%	05/10/17	300,000	309,570	(h)
Barrick Gold Corp.
2.50%	05/01/18	39,000	37,188
4.10%	05/01/23	80,000	70,448
Baxter International Inc.
3.20%	06/15/23	160,000	156,111	(c)
Berkshire Hathaway Finance Corp.
3.00%	05/15/22	49,000	47,591	(c)
Berkshire Hathaway Inc.
1.55%	02/09/18	76,000	75,272
4.50%	02/11/43	76,000	70,821
BHP Billiton Finance USA Ltd.
2.05%	09/30/18	48,000	48,069
3.85%	09/30/23	48,000	48,368
5.00%	09/30/43	48,000	48,887
Bombardier Inc.
4.25%	01/15/16	29,000	30,088	(h)
7.75%	03/15/20	354,000	400,020	(c,h)
BP Capital Markets PLC
1.38%	05/10/18	167,000	162,003	(c)
2.25%	11/01/16	30,000	30,879	(c)
2.50%	11/06/22	171,000	154,692	(c)
2.75%	05/10/23	78,000	71,240	(c)
Brocade Communications Systems Inc.
4.63%	01/15/23	205,000	189,112	(c,h)
Burlington Northern Santa Fe LLC
3.85%	09/01/23	94,000	94,246
Calpine Corp.
7.25%	10/15/17	7,000	7,263	(c,h)
Cargill Inc.
6.00%	11/27/17	1,000	1,152	(c,h)
Carnival Corp.
1.20%	02/05/16	76,000	75,523
Case New Holland Inc.
7.88%	12/01/17	40,000	46,500	(c)
Caterpillar Financial Services Corp.
1.25%	11/06/17	123,000	120,727
Caterpillar Inc.
1.50%	06/26/17	84,000	83,546
Catholic Health Initiatives
2.95%	11/01/22	37,000	34,367
4.35%	11/01/42	24,000	21,721
Cedar Fair LP
5.25%	03/15/21	30,000	28,650	(h)
Celgene Corp.
2.30%	08/15/18	47,000	46,978

Central American Bank for Economic Integration
5.38%	09/24/14	60,000	62,287	(c,h)
Cequel Capital Corp.
5.13%	12/15/21	77,000	72,573	(h)
Chesapeake Energy Corp.
3.25%	03/15/16	77,000	77,289
Cigna Corp.
2.75%	11/15/16	69,000	71,672	(c)
4.00%	02/15/22	156,000	159,286	(c)
Cincinnati Bell Inc.
8.25%	10/15/17	65,000	67,730
Citigroup Inc.
1.25%	01/15/16	73,000	72,944
1.75%	05/01/18	228,000	221,131	(c)
3.50%	05/15/23	94,000	84,825	(c)
5.00%	09/15/14	127,000	131,787	(c)
6.68%	09/13/43	74,000	79,690
CityCenter Holdings LLC
7.63%	01/15/16	95,000	99,512	(c)
Cliffs Natural Resources Inc.
4.88%	04/01/21	39,000	36,793	(c)
CME Group Inc.
5.30%	09/15/43	48,000	49,513
CNA Financial Corp.
5.88%	08/15/20	60,000	69,193	(c)
CNH Capital LLC
3.88%	11/01/15	44,000	45,320
Cogeco Cable Inc.
4.88%	05/01/20	75,000	71,625	(c,h)
Columbus International, Inc.
11.50%	11/20/14	100,000	107,500	(h)
Comcast Corp.
4.50%	01/15/43	59,000	55,505	(c)
Constellation Brands Inc.
7.25%	09/01/16	74,000	84,175	(c)
Corp Andina de Fomento
4.38%	06/15/22	68,000	67,742
Corp Lindley S.A.
4.63%	04/12/23	28,000	25,340	(h)
Corp Nacional del Cobre de Chile
4.25%	07/17/42	42,000	34,601	(h)
5.63%	09/21/35	12,000	12,141	(c,h)
Corporate Office Properties LP (REIT)
3.60%	05/15/23	114,000	103,332
COX Communications Inc.
2.95%	06/30/23	166,000	143,282	(c,h)
3.25%	12/15/22	25,000	22,200	(h)
4.70%	12/15/42	17,000	13,768	(h)
Crown Castle Towers LLC
6.11%	01/15/40	55,000	62,208	(c,h)
Daimler Finance North America LLC
1.88%	01/11/18	150,000	148,507	(c,h)
2.38%	08/01/18	150,000	150,239	(h)
Dana Holding Corp.
5.38%	09/15/21	34,000	33,405
DaVita Healthcare Partners Inc.
6.38%	11/01/18	68,000	71,400	(c)

DCP Midstream Operating LP
3.88%	03/15/23	117,000	106,460	(c)
Denbury Resources Inc.
6.38%	08/15/21	60,000	63,750	(c)
8.25%	02/15/20	34,000	37,315	(c)
DENTSPLY International Inc.
2.75%	08/15/16	50,000	51,499	(c)
Deutsche Bank AG
4.30%	05/24/28	200,000	180,632	(c,d)
Diageo Capital PLC
1.13%	04/29/18	78,000	75,332	(c)
Diageo Investment Corp.
2.88%	05/11/22	105,000	101,012	(c)
DigitalGlobe Inc.
5.25%	02/01/21	73,000	69,715	(c,h)
DIRECTV Holdings LLC
3.80%	03/15/22	102,000	95,202	(c)
5.15%	03/15/42	61,000	51,898	(c)
Dominion Resources Inc.
1.95%	08/15/16	54,000	55,101	(c)
DPL Inc.
7.25%	10/15/21	75,000	76,688
DR Horton Inc.
4.38%	09/15/22	52,000	47,320	(c)
Duke Energy Corp.
1.63%	08/15/17	69,000	68,731	(c)
3.05%	08/15/22	132,000	124,916	(c)
Eagle Spinco Inc.
4.63%	02/15/21	32,000	30,720	(h)
Eastman Chemical Co.
2.40%	06/01/17	103,000	104,484	(c)
Eaton Corp.
1.50%	11/02/17	102,000	100,565	(c,h)
2.75%	11/02/22	94,000	87,598	(c,h)
eBay Inc.
1.35%	07/15/17	48,000	47,666
2.60%	07/15/22	95,000	88,325
4.00%	07/15/42	41,000	34,656
Ecopetrol S.A.
7.38%	09/18/43	38,000	41,135
7.63%	07/23/19	28,000	33,110
Edwards Lifesciences Corp.
2.88%	10/15/18	67,000	66,736	(e)
EMC Corp.
1.88%	06/01/18	84,000	83,684	(c)
Empresa de Energia de Bogota S.A.
6.13%	11/10/21	14,000	14,315	(c,h)
Empresa Nacional del Petroleo
4.75%	12/06/21	100,000	98,351	(h)
Energy Transfer Equity LP
7.50%	10/15/20	51,000	54,570	(c)
Energy Transfer Partners LP
3.60%	02/01/23	137,000	127,614	(c)
6.50%	02/01/42	62,000	65,451	(c)
Enterprise Products Operating LLC
4.45%	02/15/43	57,000	50,425
Erickson Air-Crane Inc.
8.25%	05/01/20	76,000	74,385	(h)

Eskom Holdings SOC Ltd.
6.75%	08/06/23	200,000	205,540	(h)
European Investment Bank
0.88%	12/15/14	135,000	135,981	(c)
4.88%	01/17/17	150,000	168,630	(c)
Exelon Corp.
4.90%	06/15/15	111,000	117,938	(c)
Express Scripts Holding Co.
2.65%	02/15/17	46,000	47,424
3.13%	05/15/16	313,000	327,614	(c)
Flextronics International Ltd.
4.63%	02/15/20	30,000	29,100
Florida Power & Light Co.
4.13%	02/01/42	42,000	39,350
FMG Resources August 2006 Pty Ltd.
7.00%	11/01/15	32,000	32,960	(h)
Forest Oil Corp.
7.25%	06/15/19	68,000	68,000
Freeport-McMoRan Copper & Gold Inc.
2.38%	03/15/18	111,000	107,275	(h)
5.45%	03/15/43	98,000	87,839	(h)
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	84,000	86,310	(h)
Frontier Communications Corp.
7.13%	03/15/19	71,000	75,349	(c)
Gazprom OAO Via Gaz Capital S.A.
6.21%	11/22/16	100,000	109,510	(h)
Genworth Holdings Inc.
4.90%	08/15/23	47,000	47,189
7.70%	06/15/20	35,000	41,264
Glencore Funding LLC
2.50%	01/15/19	118,000	110,610	(h)
4.13%	05/30/23	41,000	37,928	(h)
Goldman Sachs Capital I
6.35%	02/15/34	43,000	41,629	(c)
Great Plains Energy Inc.
4.85%	06/01/21	80,000	85,440
GTL Trade Finance Inc.
7.25%	10/20/17	100,000	110,500
GXS Worldwide Inc.
9.75%	06/15/15	52,000	53,430
Hartford Financial Services Group Inc.
6.63%	03/30/40	50,000	59,842
Hawk Acquisition Sub Inc.
4.25%	10/15/20	77,000	73,439	(h)
HCA Inc.
6.50%	02/15/20	119,000	128,966	(c)
Heineken N.V.
1.40%	10/01/17	68,000	66,854	(h)
Hexion US Finance Corp.
6.63%	04/15/20	88,000	88,000
Hilton Worldwide Finance LLC
5.63%	10/15/21	88,000	88,220	(e,h)
Host Hotels & Resorts LP (REIT)
3.75%	10/15/23	96,000	88,862
Hughes Satellite Systems Corp.
6.50%	06/15/19	49,000	51,818	(c)

Huntsman International LLC
4.88%	11/15/20	77,000	72,958
Hyundai Capital America
1.63%	10/02/15	68,000	68,109	(h)
2.13%	10/02/17	35,000	34,914	(h)
iGATE Corp.
9.00%	05/01/16	74,000	79,365
Industry & Construction Bank St Petersburg OJSC Via
5.01%	09/29/15	100,000	102,000	(d)
ING Bank N.V.
5.80%	09/25/23	200,000	201,999	(h)
ING U.S. Inc.
5.70%	07/15/43	82,000	81,391	(h)
Ingersoll-Rand Global Holding Company Ltd.
2.88%	01/15/19	44,000	43,860	(h)
4.25%	06/15/23	136,000	135,062	(h)
Ingles Markets Inc.
5.75%	06/15/23	155,000	149,575	(h)
Instituto Costarricense de Electricidad
6.38%	05/15/43	152,000	130,720	(h)
Invesco Finance PLC
3.13%	11/30/22	107,000	99,352	(c)
JB Poindexter & Company Inc.
9.00%	04/01/22	23,000	24,150	(h)
Jefferies Group Inc.
5.13%	01/20/23	83,000	83,652
6.50%	01/20/43	26,000	25,722
John Deere Capital Corp.
3.15%	10/15/21	54,000	53,858	(c)
JPMorgan Chase & Co.
3.20%	01/25/23	204,000	190,846	(c)
3.38%	05/01/23	39,000	35,368	(c)
5.15%	12/29/49	39,000	34,125	(d)
5.63%	08/16/43	47,000	46,682
6.00%	12/29/49	46,000	43,125	(d)
KazMunayGas National Company JSC
11.75%	01/23/15	100,000	111,625	(h)
KFW
2.00%	10/04/22	171,000	159,053
4.50%	07/16/18	102,000	115,648	(c)
Kinder Morgan Energy Partners LP
2.65%	02/01/19	46,000	45,683
3.50%	09/01/23	101,000	94,166
4.15%	02/01/24	137,000	134,429
Kinross Gold Corp.
6.88%	09/01/41	47,000	41,258
Korea National Oil Corp.
2.88%	11/09/15	100,000	102,884	(c,h)
Kraft Foods Group Inc.
1.63%	06/04/15	45,000	45,701
2.25%	06/05/17	274,000	279,442
5.00%	06/04/42	63,000	62,409
Kratos Defense & Security Solutions Inc.
10.00%	06/01/17	129,000	140,287
Liberty Mutual Group Inc.
4.25%	06/15/23	87,000	84,852	(h)

Linn Energy LLC
6.75%	11/01/19	83,000	78,227	(h)
8.63%	04/15/20	56,000	57,890
Lowe’s Companies Inc.
5.00%	09/15/43	48,000	48,354
LYB International Finance BV
4.00%	07/15/23	45,000	44,612
5.25%	07/15/43	44,000	43,268
Majapahit Holding BV
7.25%	06/28/17	100,000	109,750	(h)
Marsh & McLennan Companies Inc.
4.05%	10/15/23	67,000	67,177
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	30,000	25,042
Merck & Company Inc.
2.80%	05/18/23	122,000	115,384
4.15%	05/18/43	49,000	45,361
MetroPCS Wireless Inc.
6.25%	04/01/21	135,000	135,675	(h)
Microsoft Corp.
2.38%	05/01/23	156,000	141,496
MidAmerican Energy Holdings Co.
6.13%	04/01/36	45,000	50,341	(c)
Morgan Stanley
2.13%	04/25/18	143,000	139,375
4.75%	03/22/17	50,000	53,986
4.88%	11/01/22	102,000	102,054
5.55%	04/27/17	162,000	179,519
Mylan Inc.
2.60%	06/24/18	153,000	152,729	(h)
7.88%	07/15/20	23,000	26,245	(c,h)
Nabors Industries Inc.
5.10%	09/15/23	72,000	73,136	(h)
Nationwide Financial Services Inc.
5.38%	03/25/21	79,000	84,552	(c,h)
NCL Corp. Ltd.
5.00%	02/15/18	7,000	6,983	(h)
Newfield Exploration Co.
5.63%	07/01/24	10,000	9,675
5.75%	01/30/22	68,000	67,830
News America Inc.
4.00%	10/01/23	38,000	38,040	(h)
5.40%	10/01/43	24,000	24,028	(h)
6.65%	11/15/37	55,000	62,491	(c)
Nexen Inc.
6.40%	05/15/37	51,000	55,936	(c)
NextEra Energy Capital Holdings Inc.
2.60%	09/01/15	129,000	132,836	(c)
Nomura Holdings Inc.
2.00%	09/13/16	94,000	94,284	(c)
Northeast Utilities
1.45%	05/01/18	81,000	78,922	(c)
Northrop Grumman Corp.
1.75%	06/01/18	122,000	119,741	(c)
4.75%	06/01/43	91,000	85,860	(c)
Novartis Capital Corp.
2.40%	09/21/22	82,000	76,389	(c)

NYSE Euronext
2.00%	10/05/17	103,000	103,120	(c)
Omnicom Group Inc.
3.63%	05/01/22	60,000	57,547	(c)
Oracle Corp.
1.20%	10/15/17	112,000	110,000	(c)
3.63%	07/15/23	62,000	61,834
Pacific Gas & Electric Co.
6.05%	03/01/34	52,000	57,852	(c)
Pacific Rubiales Energy Corp.
5.13%	03/28/23	100,000	89,625	(h)
PacifiCorp
6.25%	10/15/37	57,000	68,970	(c)
Petrobras Global Finance BV
3.00%	01/15/19	45,000	42,319
Petrobras International Finance Co.
3.50%	02/06/17	116,000	117,792	(c)
3.88%	01/27/16	34,000	35,081	(c)
Petroleos Mexicanos
3.50%	07/18/18 - 01/30/23	377,000	372,706
4.88%	01/18/24	67,000	67,000
5.50%	01/21/21	32,000	34,240
Petroleum Company of Trinidad & Tobago Ltd.
6.00%	05/08/22	75,000	79,875
Philip Morris International Inc.
2.50%	05/16/16	80,000	83,065	(c)
4.13%	03/04/43	39,000	34,470
Plains Exploration & Production Co.
6.50%	11/15/20	37,000	39,698
Power Sector Assets & Liabilities Management Corp.
7.25%	05/27/19	200,000	234,500
7.39%	12/02/24	100,000	120,000	(c,h)
Prudential Financial Inc.
5.20%	03/15/44	25,000	22,675	(d)
5.63%	05/12/41	38,000	40,572
5.63%	06/15/43	46,000	43,326	(d)
Public Service Electric & Gas Co.
2.38%	05/15/23	117,000	107,165	(c)
Range Resources Corp.
5.75%	06/01/21	68,000	71,400	(c)
Realty Income Corp. (REIT)
4.65%	08/01/23	89,000	90,252
Revlon Consumer Products Corp.
5.75%	02/15/21	30,000	28,875	(h)
Rockies Express Pipeline LLC
3.90%	04/15/15	21,000	20,895	(h)
Rogers Communications Inc.
5.45%	10/01/43	74,000	73,331	(e)
Roper Industries Inc.
2.05%	10/01/18	122,000	119,665	(c)
Rowan Companies Inc.
5.40%	12/01/42	45,000	40,660
Royal Bank of Canada
1.20%	09/19/18	323,000	319,168	(c)
Royal Bank of Scotland Group PLC
6.40%	10/21/19	37,000	42,285
RSI Home Products Inc.
6.88%	03/01/18	75,000	77,437	(h)

Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.75%	05/29/18	100,000	112,500	(c,h)
Russian Railways via RZD Capital PLC
5.74%	04/03/17	100,000	106,750
Sabine Pass Liquefaction LLC
5.63%	02/01/21	215,000	210,431	(c,h)
Sanofi
1.25%	04/10/18	78,000	76,147
Santander Holdings USA Inc.
3.45%	08/27/18	96,000	98,043
SCF Capital Ltd.
5.38%	10/27/17	200,000	202,180	(c,h)
Schaeffler Holding Finance BV
6.88%	08/15/18	200,000	209,500	(h,i)
Schlumberger Investment S.A.
2.40%	08/01/22	104,000	95,544	(h)
Seagate HDD Cayman
4.75%	06/01/23	31,000	29,838	(h)
7.00%	11/01/21	8,000	8,880
Service Corporation International
4.50%	11/15/20	55,000	52,250
Shell International Finance BV
3.40%	08/12/23	141,000	139,397
Sinochem Overseas Capital Company Ltd.
4.50%	11/12/20	200,000	200,992	(c,h)
Sinopec Capital 2013 Ltd.
3.13%	04/24/23	200,000	181,630	(c,h)
Sprint Corp.
7.25%	09/15/21	52,000	52,520	(h)
SunTrust Bank
2.75%	05/01/23	200,000	181,802	(c)
Talisman Energy Inc.
6.25%	02/01/38	70,000	70,942
Teck Resources Ltd.
5.40%	02/01/43	59,000	51,565
Telefonica Emisiones SAU
3.19%	04/27/18	150,000	148,003	(c)
Tenet Healthcare Corp.
4.75%	06/01/20	334,000	321,475
Textron Inc.
6.20%	03/15/15	62,000	66,233	(c)
The Allstate Corp.
5.75%	08/15/53	52,000	50,700	(d)
The Bank of New York Mellon Corp.
4.50%	12/29/49	125,000	108,125	(c,d)
The Coca-Cola Co.
3.30%	09/01/21	88,000	90,050	(c)
The Gap Inc.
5.95%	04/12/21	48,000	53,184
The Goldman Sachs Group Inc.
2.38%	01/22/18	92,000	91,348
2.90%	07/19/18	137,000	138,101
3.63%	01/22/23	77,000	73,632
6.75%	10/01/37	74,000	77,229
The Hertz Corp.
4.25%	04/01/18	52,000	51,090	(h)

The Home Depot Inc.
2.25%	09/10/18	143,000	144,516
3.75%	02/15/24	48,000	48,578
4.88%	02/15/44	48,000	48,401
The Korea Development Bank
3.25%	03/09/16	122,000	126,741	(c)
The McClatchy Co.
9.00%	12/15/22	75,000	79,125
The Potomac Edison Co.
5.35%	11/15/14	40,000	41,985	(c)
The Southern Co.
2.45%	09/01/18	115,000	116,118
The Williams Companies Inc.
3.70%	01/15/23	131,000	118,311
Time Warner Cable Inc.
4.50%	09/15/42	49,000	35,827
Tops Holding Corp.
8.88%	12/15/17	149,000	163,155	(c,h)
Total Capital Canada Ltd.
1.45%	01/15/18	73,000	72,029
Total Capital International S.A.
1.55%	06/28/17	424,000	426,156	(c)
Transocean Inc.
3.80%	10/15/22	131,000	123,348
6.50%	11/15/20	19,000	21,209
tw telecom holdings inc.
6.38%	09/01/23	35,000	34,825	(h)
U.S. Bancorp
3.44%	02/01/16	118,000	123,321	(c)
Unit Corp.
6.63%	05/15/21	73,000	74,825
United Rentals North America Inc.
5.75%	07/15/18	74,000	77,700
Vail Resorts Inc.
6.50%	05/01/19	107,000	113,420	(c)
Valeant Pharmaceuticals International
6.38%	10/15/20	125,000	130,000	(h)
Valero Energy Corp.
6.63%	06/15/37	41,000	44,532
Verizon Communications Inc.
2.45%	11/01/22	96,000	85,121
3.65%	09/14/18	96,000	101,155
5.15%	09/15/23	96,000	102,891
6.55%	09/15/43	67,000	75,639
Viacom Inc.
2.50%	12/15/16	88,000	90,172	(c)
5.85%	09/01/43	47,000	47,847
Viasystems Inc.
7.88%	05/01/19	73,000	77,562	(h)
Wal-Mart Stores Inc.
1.95%	12/15/18	96,000	95,810	(e)
Weatherford International Ltd.
4.50%	04/15/22	60,000	59,383	(c)
5.95%	04/15/42	56,000	53,618	(c)
6.75%	09/15/40	19,000	19,669
WellPoint Inc.
5.10%	01/15/44	91,000	88,643

Wells Fargo & Co.
1.25%	07/20/16	96,000	96,042
3.45%	02/13/23	131,000	122,611
Windstream Corp.
6.38%	08/01/23	73,000	66,795
Woodside Finance Ltd.
4.50%	11/10/14	131,000	135,572	(c,h)
WPX Energy Inc.
5.25%	01/15/17	75,000	79,125
Wynn Las Vegas LLC
5.38%	03/15/22	43,000	43,215
Xstrata Finance Canada Ltd.
2.70%	10/25/17	93,000	92,493	(h)
5.80%	11/15/16	63,516	69,386	(c,h)
Zhaikmunai LLP
7.13%	11/13/19	200,000	209,500	(h)
Zoetis Inc.
1.15%	02/01/16	38,000	38,153	(h)
1.88%	02/01/18	39,000	38,607	(h)
3.25%	02/01/23	67,000	63,785	(h)
			30,284,560
Non-Agency Collateralized Mortgage Obligations—1.7%
Banc of America Commercial Mortgage Trust 2006-4
5.68%	07/10/46	30,000	32,952
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	160,000	167,213	(c,d)
Banc of America Commercial Mortgage Trust 2007-4
5.93%	02/10/51	25,000	27,948	(c,d)
Banc of America Commercial Mortgage Trust 2008-1
6.40%	02/10/51	240,000	274,714	(c,d)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.46%	11/10/42	70,000	74,057	(c,d)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-6
5.36%	09/10/47	80,000	85,617	(c,d)
Bear Stearns Commercial Mortgage Securities Trust 2005-T18
4.93%	02/13/42	76,937	80,161	(c,d)
Bear Stearns Commercial Mortgage Securities Trust 2006-PW11
5.56%	03/11/39	8,559	8,625	(c,d)
Bear Stearns Commercial Mortgage Securities Trust 2006-T22
5.76%	04/12/38	40,000	43,211	(d)
5.76%	04/12/38	80,000	86,422	(c,d)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW17
5.92%	06/11/50	90,000	101,548	(d)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	80,000	87,838	(d)
Citigroup Commercial Mortgage Trust 2006-C5
5.48%	10/15/49	40,000	38,422	(c)
COMM 2005-LP5 Mortgage Trust
4.98%	05/10/43	40,000	42,020	(c,d)
COMM 2006-C8 Mortgage Trust
5.35%	12/10/46	100,000	109,615	(c)
Commercial Mortgage Trust 2007-GG9
5.48%	03/10/39	110,000	115,901
5.48%	03/10/39	125,000	130,712	(c)
Credit Suisse Commercial Mortgage Trust 2006-C5
5.34%	12/15/39	40,000	42,407
Credit Suisse First Boston Mortgage Securities Corp. 2005-9
5.25%	10/25/35	26,893	228	(d)

GS Mortgage Securities Corp. II 2013-KYO
2.78%	11/08/29	40,000	39,602	(d,h)
GS Mortgage Securities Trust 2006-GG8
5.59%	11/10/39	140,000	151,688
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	80,000	83,490	(c)
5.47%	08/10/44	30,000	32,694	(d,h)
JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP1
5.04%	03/15/46	40,000	41,583	(c,d)
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	100,000	110,472	(c)
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB20
5.79%	02/12/51	155,000	175,008	(c,d)
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LD11
6.00%	06/15/49	150,000	168,712	(c,d)
JP Morgan Chase Commercial Mortgage Securities Trust 2012-CBX
4.27%	06/15/45	55,000	56,720
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.16%	07/15/45	25,000	25,125	(d)
LB Commercial Mortgage Trust 2007-C3
6.08%	07/15/44	80,000	89,023	(d)
LB-UBS Commercial Mortgage Trust 2004-C8
0.98%	12/15/39	473,909	3,033	(d,g,h)
LB-UBS Commercial Mortgage Trust 2005-C5
4.95%	09/15/30	50,000	52,798
LB-UBS Commercial Mortgage Trust 2006-C1
5.16%	02/15/31	80,000	86,018	(c)
LB-UBS Commercial Mortgage Trust 2006-C4
6.05%	06/15/38	30,000	33,017	(d)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	11,849	1,045	(c,g)
ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	110,000	119,611	(d)
5.49%	07/12/46	30,000	28,956	(d)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10
4.22%	07/15/46	80,000	80,271	(d)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8
4.31%	12/15/48	50,000	41,398	(d,h)
Morgan Stanley Capital I Trust 2005-T17
4.84%	12/13/41	110,000	113,756	(d)
Morgan Stanley Capital I Trust 2006-IQ11
5.85%	10/15/42	40,000	36,921	(c,d)
Morgan Stanley Capital I Trust 2006-T21
5.16%	10/12/52	100,000	107,243	(c,d)
5.27%	10/12/52	55,000	58,930	(d)
Morgan Stanley Capital I Trust 2006-T23
5.99%	08/12/41	30,000	33,193	(c,d)
Morgan Stanley Capital I Trust 2007-IQ16
6.29%	12/12/49	80,000	89,910	(d)
Morgan Stanley Capital I Trust 2008-T29
6.46%	01/11/43	50,000	56,745	(c,d)
Wachovia Bank Commercial Mortgage Trust 2006-C23
5.47%	01/15/45	80,000	86,713	(c,d)
Wachovia Bank Commercial Mortgage Trust 2006-C28
5.60%	10/15/48	140,000	151,346	(d)
Wachovia Bank Commercial Mortgage Trust 2006-C29
5.34%	11/15/48	90,000	99,193

WFRBS Commercial Mortgage Trust 2011-C4
5.42%	06/15/44	40,000	39,836	(d,h)
WFRBS Commercial Mortgage Trust 2013-C15
4.64%	08/15/46	35,000	29,374	(d,h)
WFRBS Commercial Mortgage Trust 2013-C16
4.99%	07/15/46	65,000	55,159	(d,h)
			3,928,194
Sovereign Bonds—1.0%
Banco Nacional de Desenvolvimento Economico e Social
5.50%	07/12/20	100,000	102,500	(c,h)
Gabonese Republic
8.20%	12/12/17	200,000	225,000
Government of Argentina
2.50%	12/31/38	9	3	(j)
Government of Chile
3.63%	10/30/42	27,000	21,937
Government of Croatia
6.75%	11/05/19	122,000	130,082	(h)
Government of Dominican Republic
7.50%	05/06/21	100,000	106,625	(c,h)
Government of El Salvador
7.65%	06/15/35	54,000	54,810	(c,h)
Government of Hungary
4.13%	02/19/18	64,000	63,360
4.75%	02/03/15	10,000	10,250
6.25%	01/29/20	36,000	38,430	(c)
7.63%	03/29/41	2,000	2,140
Government of Mexico
4.75%	03/08/44	76,000	68,780	(c)
5.75%	10/12/49	14,000	13,160	(c)
Government of Panama
4.30%	04/29/53	23,000	17,768
6.70%	01/26/36	11,000	12,568	(c)
Government of Peru
6.55%	03/14/37	39,000	46,117	(c)
Government of Philippines
6.38%	01/15/32	200,000	234,250	(c)
Government of Poland
3.00%	03/17/23	45,000	41,220
5.00%	03/23/22	65,000	69,907
5.13%	04/21/21	15,000	16,313	(c)
6.38%	07/15/19	7,000	8,169
Government of Romania
4.38%	08/22/23	22,000	21,037	(h)
6.75%	02/07/22	28,000	31,926	(h)
Government of South Africa
5.88%	09/16/25	62,000	65,177
Government of Sri Lanka
6.25%	10/04/20	100,000	96,875	(h)
Government of Turkey
3.25%	03/23/23	200,000	172,500
6.88%	03/17/36	77,000	81,832
Government of Uruguay
4.50%	08/14/24	53,515	54,318
6.88%	09/28/25	25,682	29,920
Republic of Armenia
6.00%	09/30/20	200,000	197,200	(h)

Republic of Paraguay
4.63%	01/25/23	200,000	181,500	(h)
Russian Foreign Bond - Eurobond
7.50%	03/31/30	9,665	11,390
			2,227,064
Municipal Bonds and Notes—0.2%
American Municipal Power Inc.
6.27%	02/15/50	50,000	51,477	(c)
Denver City & County School District No 1
4.24%	12/15/37	70,000	64,177	(c)
Municipal Electric Authority of Georgia
6.64%	04/01/57	54,000	55,844
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	15,000	16,211	(c)
Port Authority of New York & New Jersey
4.46%	10/01/62	95,000	80,297
South Carolina State Public Service Authority
6.45%	01/01/50	40,000	43,614	(c)
State of California
5.70%	11/01/21	55,000	62,687
			374,307
FNMA—0.0% *
Lehman TBA
5.50%	TBA	59,721	—	(**,k,l)

Total Bonds and Notes (Cost $69,380,401)			68,690,275

		Number of Shares
Exchange Traded Funds—3.7%
Financial Select Sector SPDR Fund		8,570	170,714	(m)
Industrial Select Sector SPDR Fund		15,403	714,237	(m)
Vanguard FTSE Emerging Markets ETF		191,074	7,663,978

Total Exchange Traded Funds (Cost $8,665,853)			8,548,929

Total Investments in Securities (Cost $181,291,003)			205,622,163

Short-Term Investments—12.6%
GE Institutional Money Market Fund - Investment Class
0.00%
(Cost $28,836,248)			$28,836,248	(n,o)

Total Investments (Cost $210,127,251)			234,458,411

Liabilities in Excess of Other Assets, net—(2.8)%			(6,414,104)

NET ASSETS—100.0%			$228,044,307

Other Information:

The Fund had the following long futures contracts open at September 30, 2013:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
EURO Stoxx 50 Index Futures	December 2013	7	$272,801	$71
FTSE 100 Index Futures	December 2013	6	624,716	(12,310)
S&P 500 Emini Index Futures	December 2013	21	1,758,015	(16,809)
S&P Mid 400 Emini Index Futures	December 2013	62	7,691,720	56,481
Topix Index Futures	December 2013	4	487,745	1,421
2 Yr. U.S. Treasury Notes Futures	December 2013	23	5,066,110	12,183
5 Yr. U.S. Treasury Notes Futures	December 2013	46	5,568,156	65,304

				$106,341

The Fund had the following short futures contracts open at September 30, 2013:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
Ultra Long-Term U.S. Treasury Bond Futures	December 2013	23	$(3,268,157)	$(28,145)
10 Yr. U.S. Treasury Notes Futures	December 2013	50	(6,319,531)	(72,221)
30 Yr. U.S. Treasury Bond Futures	December 2013	17	(2,267,375)	(34,694)

				$(135,060)

				$(28,719)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(b)	Non-income producing security.

(c)	At September 30, 2013, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2013.

(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, these securities amounted to $9,812,168 or 4.30% of the net assets of the Elfun Diversified Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(i)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par

(j)	Step coupon bond.

(k)	Security is in default.

(l)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Board of Trustees.

(m)	Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(n)	Coupon amount represents effective yield.

(o)	GE Asset Management Incorporated (“GEAM”), the investment adviser of the Fund, also serves as investment adviser of the GE Institutional Money Market Fund.

†	Percentages are based on net assets as of September 30, 2013.

††	Security traded on different exchanges.

*	Less than 0.05%

**	Amount is less than $0.50.

Abbreviations:

ADR	American Depository Receipt

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SPDR	Standard and Poor’s Depository Receipts

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To Be Announced

The Fund was invested in the following countries at September 30, 2013:

Country	Percentage (based on Fair Value)
United States	73.95%
Japan	5.20%
United Kingdom	5.10%
France	3.13%
Germany	2.51%
Switzerland	1.55%
Sweden	0.98%
China	0.97%
Canada	0.82%
Netherlands	0.62%
Hong Kong	0.46%
Australia	0.39%
South Korea	0.37%
Mexico	0.37%
Italy	0.35%
Norway	0.28%
Taiwan	0.28%
Russian Federation	0.27%
Philippines	0.25%
Brazil	0.22%
Belgium	0.19%
Supranational	0.18%
India	0.14%
Kazakhstan	0.14%
South Africa	0.11%
Turkey	0.11%
Gabon	0.10%
Armenia	0.08%
Paraguay	0.08%
Colombia	0.08%
Chile	0.07%
Spain	0.06%
Poland	0.06%

Costa Rica	0.06%
Croatia	0.05%
Hungary	0.05%
Indonesia	0.05%
Barbados	0.05%
Dominican Republic	0.05%
Sri Lanka	0.04%
Uruguay	0.04%
Trinidad And Tobago	0.03%
Panama	0.03%
Peru	0.03%
El Salvador	0.02%
Romania	0.02%
Singapore	0.01%
Argentina	0.00%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at September 30, 2013:

Industry	Domestic	Foreign	Total
Diversified Financial Services	1.50%	2.54%	4.04%
Pharmaceuticals	2.05%	1.86%	3.91%
Exchange Traded Funds	3.65%	0.00%	3.65%
Communications Equipment	1.90%	0.35%	2.25%
Integrated Oil & Gas	1.29%	0.71%	2.00%
Oil & Gas Equipment & Services	1.29%	0.50%	1.79%
Internet Software & Services	0.97%	0.78%	1.75%
Automobile Manufacturers	0.34%	1.10%	1.44%
Biotechnology	1.19%	0.18%	1.37%
Aerospace & Defense	0.65%	0.72%	1.37%
Soft Drinks	1.17%	0.00%	1.17%
Cable & Satellite	1.12%	0.00%	1.12%
Industrial Machinery	0.49%	0.58%	1.07%
Life & Health Insurance	0.32%	0.74%	1.06%
Asset Management & Custody Banks	1.06%	0.00%	1.06%
Computer Hardware	1.02%	0.00%	1.02%
Home Improvement Retail	0.82%	0.14%	0.96%
Household Products	0.35%	0.59%	0.94%
Semiconductors	0.41%	0.51%	0.92%
Wireless Telecommunication Services	0.00%	0.81%	0.81%
Healthcare Services	0.62%	0.18%	0.80%
Computer Storage & Peripherals	0.79%	0.00%	0.79%
Property & Casualty Insurance	0.36%	0.38%	0.74%
Packaged Foods & Meats	0.31%	0.42%	0.73%
Fertilizers & Agricultural Chemicals	0.48%	0.25%	0.73%
Electrical Components & Equipment	0.27%	0.45%	0.72%
Specialized Finance	0.69%	0.00%	0.69%
Healthcare Equipment	0.68%	0.00%	0.68%
Multi-Line Insurance	0.45%	0.22%	0.67%
Oil & Gas Exploration & Production	0.66%	0.00%	0.66%
Data Processing & Outsourced Services	0.62%	0.00%	0.62%
Application Software	0.29%	0.33%	0.62%
Diversified Real Estate Activities	0.00%	0.57%	0.57%
Construction & Farm Machinery	0.38%	0.19%	0.57%
Apparel, Accessories & Luxury Goods	0.00%	0.56%	0.56%
Industrial Gases	0.11%	0.44%	0.55%
Railroads	0.40%	0.14%	0.54%

Internet Retail	0.19%	0.32%	0.51%
Distillers & Vintners	0.00%	0.49%	0.49%
Advertising	0.26%	0.22%	0.48%
Specialized REITs	0.47%	0.00%	0.47%
Integrated Telecommunication Services	0.45%	0.00%	0.45%
Commodity Chemicals	0.45%	0.00%	0.45%
IT Consulting & Other Services	0.34%	0.10%	0.44%
Air Freight & Logistics	0.44%	0.00%	0.44%
Systems Software	0.43%	0.00%	0.43%
Managed Healthcare	0.42%	0.00%	0.42%
Movies & Entertainment	0.42%	0.00%	0.42%
Healthcare Supplies	0.22%	0.20%	0.42%
Broadcasting	0.40%	0.00%	0.40%
Diversified Metals & Mining	0.00%	0.39%	0.39%
Investment Banking & Brokerage	0.38%	0.00%	0.38%
Specialty Stores	0.36%	0.00%	0.36%
Multi-Utilities	0.14%	0.18%	0.32%
Construction Materials	0.00%	0.29%	0.29%
Independent Power Producers & Energy Traders	0.29%	0.00%	0.29%
Electric Utilities	0.25%	0.04%	0.29%
Drug Retail	0.29%	0.00%	0.29%
Casinos & Gaming	0.26%	0.00%	0.26%
Consumer Finance	0.26%	0.00%	0.26%
Tires & Rubber	0.00%	0.25%	0.25%
Building Products	0.00%	0.24%	0.24%
Agricultural Products	0.23%	0.00%	0.23%
Healthcare Distributors	0.23%	0.00%	0.23%
Regional Banks	0.21%	0.02%	0.23%
Automotive Retail	0.22%	0.00%	0.22%
Tobacco	0.21%	0.00%	0.21%
Research & Consulting Services	0.04%	0.16%	0.20%
Diversified Capital Markets	0.00%	0.19%	0.19%
Brewers	0.00%	0.19%	0.19%
Human Resource & Employment Services	0.00%	0.19%	0.19%
Auto Parts & Equipment	0.18%	0.00%	0.18%
Apparel Retail	0.00%	0.18%	0.18%
Electronic Equipment & Instruments	0.00%	0.17%	0.17%
Airlines	0.00%	0.17%	0.17%
Diversified Support Services	0.00%	0.16%	0.16%
Construction & Engineering	0.00%	0.14%	0.14%
General Merchandise Stores	0.14%	0.00%	0.14%
Department Stores	0.12%	0.00%	0.12%
Restaurants	0.12%	0.00%	0.12%
Life Sciences Tools & Services	0.10%	0.00%	0.10%
Diversified Chemicals	0.10%	0.00%	0.10%
Semiconductor Equipment	0.09%	0.00%	0.09%
Retail REITs	0.09%	0.00%	0.09%
Home Building	0.00%	0.09%	0.09%
Distributors	0.09%	0.00%	0.09%
Heavy Electrical Equipment	0.00%	0.07%	0.07%
Water Utilities	0.06%	0.00%	0.06%
Coal & Consumable Fuels	0.00%	0.06%	0.06%

			58.40%

Sector	Percentage (based on Fair Value)
Corporate Notes	12.92%
Agency Mortgage Backed	9.20%
U.S. Treasuries	4.18%
Non-Agency Collateralized Mortgage Obligations	1.68%
Sovereign Bonds	0.95%
Agency Collateralized Mortgage Obligations	0.20%
Municipal Bonds and Notes	0.16%
Asset Backed	0.01%
FNMA	0.00%

29.30%

Short-Term Investments
Short-Term Investments	12.30%

12.30%

100.00%

Security Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In these circumstances the Funds classify the investment securities in Level 2. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Funds’ NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund could incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2013:

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Diversified Fund	Investments in Securities†
	Domestic Equity	$79,685,013	$—	$—	$79,685,013
	Foreign Equity	48,697,946	—	—	48,697,946
	U.S. Treasuries	—	9,805,625	—	9,805,625
	Agency Mortgage Backed	—	21,563,947	—	21,563,947
	Agency Collateralized Mortgage Obligations	—	476,855	—	476,855
	Asset Backed	—	29,723	—	29,723
	Corporate Notes	—	30,284,560	—	30,284,560
	Non-Agency Collateralized Mortgage Obligations	—	3,928,194	—	3,928,194
	Sovereign Bonds	—	2,227,064	—	2,227,064
	Municipal Bonds and Notes	—	374,307	—	374,307
	Exchange Traded Funds	8,548,929	—	—	8,548,929
	Short-Term Investments	28,836,248	—	—	28,836,248

	Total Investments in Securities	$165,768,136	$68,690,275	$—	$234,458,411

	Other Financial Instruments*
	Futures Contracts—Unrealized Appreciation	$135,460	$—	$—	$135,460
	Futures Contracts—Unrealized Depreciation	(164,179)	—	—	(164,179)

	Total Other Financial Instruments	$(28,719)	$—	$—	$(28,719)

†	See Schedule of Investments for Industry Classification

*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

The Fund utilized the fair value pricing service on December 31, 2012 due to events occurring after the close of foreign local markets and before the close of regular trading on the NYSE. This resulted in certain foreign securities being classified as Level 2 at the beginning of the period which were classified as Level 1 at September 30, 2013. The value of securities that were transferred to Level 1 from Level 2 as a result was $28,904,206.

There were no other transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At September 30, 2013, information on the tax cost of investments was as follows:

Fund	Cost of Investment for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
Elfun Diversified Fund	$210,127,251	$26,848,827	$(2,517,667)	$24,331,160

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Diversified Fund

By:	/s/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: November 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: November 21, 2013

By:	/s/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, Elfun Funds

Date: November 21, 2013